Income Taxes - Schedule of Federal Statutory Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rates				$ (6,666)	$ (7,822)
Permanent differences				70	324
Foreign rate differential				14	13
State income taxes, net of federal tax benefit				(1,081)	(683)
Effect of tax rate change					4,045
Other				441
Valuation allowance				7,277	4,161
Income tax provision	$ 8	$ 23	$ 3	$ 55	$ 38